Financial Instruments with Off-Balance-Sheet Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments with Off-Balance-Sheet Risk
Binding loan commitments total amount	$ 629,550	$ 1,906,200
Junior subordinated debentures	12,887,000	12,887,000
Payment obligations	12,500,000
External financing	$ 12,500,000	$ 12,500,000